--------------------------------------------------------------------------------
To Our Variable Annuity Contractholders:
--------------------------------------------------------------------------------

                                                                 August 22, 1997

We are pleased to send you the attached semi-annual report detailing separate account information pertaining to our variable annuity contracts. In addition, the semi-annual report for the Market Street Fund, Inc. is attached.

As the owner of a variable annuity contract, you allocate your premiums to various investments of your choosing. If applicable, you'll be receiving, under separate cover, additional semi-annual reports pertaining to the Funds you've selected within your variable annuity contract offered through Providentmutual Life and Annuity Company of America.

Your variable annuity is unique in that it allows you to invest in a variety of subaccounts and receive many of the advantages of mutual funds, but defer taxes while your money accumulates. Portfolios within the variable annuities are managed by some of the best Fund Management Companies in the country.

Our parent company, Provident Mutual Life Insurance Company, is a leader in the variable products marketplace offering a wide variety of annuity contracts and life insurance policies designed to help you meet your financial planning goals, including retirement planning, college funding, and estate planning.

By selecting Providentmutual Life and Annuity Company of America, you have chosen a company with a reputation for strength, stability, and sound management. The roots of our parent company, Provident Mutual Life Insurance Company, can be traced back to 1717, giving us the distinction of serving America's life insurance needs longer than any other company.

We appreciate your business. If you have questions about your contract, or would like more information about our products and services, please contact your local agent or our Service Center at 1-800-688-5177.

Sincerely,
/S/ Robert W. Kloss
Robert W. Kloss
President

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                      MONEY                                 AGGRESSIVE
                                       GROWTH        MARKET         BOND        MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................  $33,919,805
  Money Market Portfolio...........                $28,447,208
  Bond Portfolio...................                              $6,104,301
  Managed Portfolio................                                           $13,667,806
  Aggressive Growth Portfolio......                                                         $9,661,581
  International Portfolio..........                                                                       $19,420,400
Dividends receivable...............                   120,881
Receivable from Providentmutual
  Life and Annuity Company of
  America..........................                 1,314,980
                                     -----------   -----------   ----------   -----------   ----------    -----------
Total Assets.......................  33,919,805    29,883,069    6,104,301    13,667,806    9,661,581      19,420,400
                                     -----------   -----------   ----------   -----------   ----------    -----------
LIABILITIES
Payable to Providentmutual Life and
  Annuity Company of America.......     103,798                     77,846                                     81,913
                                     -----------   -----------   ----------   -----------   ----------    -----------
NET ASSETS.........................  $33,816,007   $29,883,069   $6,026,455   $13,667,806   $9,661,581    $19,338,487
                                     ===========   ===========   ==========   ===========   ==========    ===========
Held for the benefit of
  contractholders..................  $33,756,035   $29,825,390   $5,991,940   $13,638,471   $9,602,677    $19,294,553
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................      59,972        57,679       34,515        29,335       58,904          43,934
                                     -----------   -----------   ----------   -----------   ----------    -----------
                                     $33,816,007   $29,883,069   $6,026,455   $13,667,806   $9,661,581    $19,338,487
                                     ===========   ===========   ==========   ===========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY      FIDELITY                                 FIDELITY
                                        HIGH         EQUITY-      FIDELITY      FIDELITY       ASSET       FIDELITY
                                       INCOME        INCOME        GROWTH       OVERSEAS      MANAGER      INDEX 500
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  High Income Portfolio............  $13,625,443
  Equity-Income Portfolio..........                $64,567,124
  Growth Portfolio.................                              $55,353,912
  Overseas Portfolio...............                                            $1,193,196
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio..........                                                         $25,636,210
  Index 500 Portfolio..............                                                                       $40,621,611
                                     -----------   -----------   -----------   ----------   -----------   -----------
NET ASSETS.........................  $13,625,443   $64,567,124   $55,353,912   $1,193,196   $25,636,210   $40,621,611
                                     ===========   ===========   ===========   ==========   ===========   ===========
Held for the benefit of
  contractholders..................  $13,596,240   $64,513,862   $55,290,849   $1,163,199   $25,583,988   $40,569,844
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................      29,203        53,262        63,063       29,997        52,222        51,767
                                     -----------   -----------   -----------   ----------   -----------   -----------
                                     $13,625,443   $64,567,124   $55,353,912   $1,193,196   $25,636,210   $40,621,611
                                     ===========   ===========   ===========   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                 FIDELITY
                                                   FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                  CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund II, at market value:
  Contrafund Portfolio..........................  $27,371,130
  Investment Grade Bond.........................                 $489,722
Investment in the OCC Accumulation Trust, at
  market value:
  Equity Portfolio..............................                             $14,755,735
  Small Cap Portfolio...........................                                           $14,541,377
  Managed Portfolio.............................                                                         $50,049,560
                                                  -----------    --------    -----------   -----------   -----------
NET ASSETS......................................  $27,371,130    $489,722    $14,755,735   $14,541,377   $50,049,560
                                                  ===========    ========    ===========   ===========   ===========
Held for the benefit of contractholders.........  $27,330,361    $464,359    $14,708,624   $14,496,441   $49,992,773
Attributable to Providentmutual Life and Annuity
  Company of America............................      40,769       25,363        47,111        44,936        56,787
                                                  -----------    --------    -----------   -----------   -----------
                                                  $27,371,130    $489,722    $14,755,735   $14,541,377   $50,049,560
                                                  ===========    ========    ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                 SCUDDER                       DREYFUS       DREYFUS       DREYFUS
                                    SCUDDER       GROWTH        SCUDDER         ZERO         GROWTH       SOCIALLY
                                      BOND      AND INCOME   INTERNATIONAL   COUPON 2000   AND INCOME    RESPONSIBLE
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder
  Variable Life Investment Fund,
  at market value:
  Bond Portfolio.................  $6,047,269
  Growth and Income Portfolio....               $9,230,064
  International Portfolio........                             $ 8,965,904
Investment in the Dreyfus
  Variable Investment Fund, at
  market value:
  Zero Coupon 2000 Portfolio.....                                            $4,753,059
  Growth and Income Portfolio....                                                          $16,089,741
  Socially Responsible
    Portfolio....................                                                                        $3,502,386
                                   ----------   ----------     ----------    ----------    -----------   ----------
NET ASSETS.......................  $6,047,269   $9,230,064    $ 8,965,904    $4,753,059    $16,089,741   $3,502,386
                                   ==========   ==========     ==========    ==========    ===========   ==========
Held for the benefit of
  contractholders................  $6,019,655   $9,186,297    $ 8,930,941    $4,726,292    $16,048,713   $3,459,872
Attributable to Providentmutual
  Life and Annuity Company of
  America........................     27,614       43,767          34,963        26,767         41,028       42,514
                                   ----------   ----------     ----------    ----------    -----------   ----------
                                   $6,047,269   $9,230,064    $ 8,965,904    $4,753,059    $16,089,741   $3,502,386
                                   ==========   ==========     ==========    ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                         FEDERATED
                                         FUND FOR                         NEUBERGER    NEUBERGER       NEUBERGER
                                      U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    & BERMAN LIMITED
                                       SECURITIES II    UTILITY FUND II    BALANCED      GROWTH      MATURITY BOND
                                        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated
  Insurance Series, at market value:
  Fund for U.S. Government
    Securities II Portfolio.........    $ 2,323,596
  Utility Fund II Portfolio.........                      $ 3,538,392
Investment in the Neuberger & Berman
  Advisers Management Trust, at
  market value:
  Balanced Portfolio................                                       $280,244
  Growth Portfolio..................                                                    $498,906
  Limited Maturity Bond Portfolio...                                                                    $538,068
                                         ----------        ----------      --------     --------        --------
NET ASSETS..........................    $ 2,323,596       $ 3,538,392      $280,244     $498,906        $538,068
                                         ==========        ==========      ========     ========        ========
Held for the benefit of
  contractholders...................    $ 2,293,941       $ 3,503,208      $251,088     $468,266        $511,122
Attributable to Providentmutual Life
  and Annuity Company of America....         29,655            35,184        29,156       30,640          26,946
                                         ----------        ----------      --------     --------        --------
                                        $ 2,323,596       $ 3,538,392      $280,244     $498,906        $538,068
                                         ==========        ==========      ========     ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios Inc., at market value:
  American Century VP Capital Appreciation
    Portfolio..............................    $132,039
Investment in Van Eck Worldwide Insurance
  Trust, at market value:
  Van Eck Worldwide Bond Portfolio.........                  $582,625
  Van Eck Worldwide Hard Assets
    Portfolio..............................                                $93,472
  Van Eck Worldwide Emerging Markets
    Portfolio..............................                                             $668,560
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio..............................                                                           $1,232,859
                                               --------      --------     --------      --------      ----------
NET ASSETS.................................    $132,039      $582,625      $93,472      $668,560      $1,232,859
                                               ========      ========     ========      ========      ==========
Held for the benefit of contractholders....    $108,684      $556,395      $67,230      $636,136      $1,208,138
Attributable to Providentmutual Life and
  Annuity Company of America...............      23,355        26,230       26,242        32,424          24,721
                                               --------      --------     --------      --------      ----------
                                               $132,039      $582,625      $93,472      $668,560      $1,232,859
                                               ========      ========     ========      ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $ 319,391     $676,995     $166,201    $ 208,791    $  69,133     $   137,769
EXPENSES
Mortality and expense risks........    200,276      184,259       37,004       84,050       56,591         118,545
                                     ----------    --------     --------    ----------   ----------     ----------
Net investment income..............    119,115      492,736      129,197      124,741       12,542          19,224
                                     ----------    --------     --------    ----------   ----------     ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................  3,151,879                                 91,718       13,711
Net realized gain (loss) from
  redemption of investment
  shares...........................     66,412                    (7,922)     142,596      104,169       1,125,123
                                     ----------    --------     --------    ----------   ----------     ----------
Net realized gain (loss) on
  investments......................  3,218,291                    (7,922)     234,314      117,880       1,125,123
                                     ----------    --------     --------    ----------   ----------     ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............  4,997,236                    86,993    1,316,337      945,250       1,575,419
  End of period....................  5,277,210                    70,585    2,242,846    1,742,022       2,653,812
                                     ----------    --------     --------    ----------   ----------     ----------
Net unrealized appreciation
  (depreciation) during the
  period...........................    279,974                   (16,408)     926,509      796,772       1,078,393
                                     ----------    --------     --------    ----------   ----------     ----------
Net realized and unrealized gain
  (loss) on investments............  3,498,265                   (24,330)   1,160,823      914,652       2,203,516
                                     ----------    --------     --------    ----------   ----------     ----------
Net increase in net assets
  resulting from operations........  $3,617,380    $492,736     $104,867    $1,285,564   $ 927,194     $ 2,222,740
                                     ==========    ========     ========    ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                                 FIDELITY
                                        HIGH        EQUITY-      FIDELITY      FIDELITY      ASSET       FIDELITY
                                       INCOME       INCOME        GROWTH       OVERSEAS     MANAGER     INDEX 500
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $773,832    $  862,294    $  310,714     $  3,965    $ 748,757    $ 291,382
EXPENSES
Mortality and expense risks........     81,754       380,203       337,469        3,147      159,061      213,120
                                      --------    -----------   -----------     -------    ----------   ----------
Net investment income (loss).......    692,078       482,091       (26,755)         818      589,696       78,262
                                      --------    -----------   -----------     -------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested.......................     95,642     4,335,423     1,390,816       15,739    1,878,238      591,251
Net realized gain from redemption
  of investment shares.............     63,713       327,083       420,376        4,055      110,527       58,447
                                      --------    -----------   -----------     -------    ----------   ----------
Net realized gain on investments...    159,355     4,662,506     1,811,192       19,794    1,988,765      649,698
                                      --------    -----------   -----------     -------    ----------   ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............    788,054     7,714,797     6,606,438        6,677    2,991,814    3,722,079
  End of period....................    760,697    10,800,304    11,041,476       82,700    2,753,869    8,682,599
                                      --------    -----------   -----------     -------    ----------   ----------
Net unrealized appreciation
  (depreciation) during the
  period...........................    (27,357)    3,085,507     4,435,038       76,023     (237,945)   4,960,520
                                      --------    -----------   -----------     -------    ----------   ----------
Net realized and unrealized gain on
  investments......................    131,998     7,748,013     6,246,230       95,817    1,750,820    5,610,218
                                      --------    -----------   -----------     -------    ----------   ----------
Net increase in net assets
  resulting from operations........   $824,076    $8,230,104    $6,219,475     $ 96,635    $2,340,516   $5,688,480
                                      ========    ===========   ===========     =======    ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                               FIDELITY
                                                  FIDELITY    INVESTMENT      OCC          OCC            OCC
                                                 CONTRAFUND   GRADE BOND     EQUITY     SMALL CAP       MANAGED
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................  $ 153,755     $ 14,240    $ 103,937    $  66,503     $  440,814
EXPENSES
Mortality and expense risks....................    147,988        2,227       84,550       84,570        299,501
                                                 ----------     -------    ----------   ----------    -----------
Net investment gain (loss).....................      5,767       12,013       19,387      (18,067)       141,313
                                                 ----------     -------    ----------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.........    406,354                   370,000      468,993      1,353,882
Net realized gain from redemption of investment
  shares.......................................     74,262          679      178,830      104,607        432,644
                                                 ----------     -------    ----------   ----------    -----------
Net realized gain on investments...............    480,616          679      548,830      573,600      1,786,526
                                                 ----------     -------    ----------   ----------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of period..........................  2,216,487        4,399    2,228,445    1,970,184      9,403,779
  End of period................................  4,208,951        1,588    3,231,146    3,135,948     12,957,207
                                                 ----------     -------    ----------   ----------    -----------
Net unrealized appreciation (depreciation)
  during the period............................  1,992,464       (2,811)   1,002,701    1,165,764      3,553,428
                                                 ----------     -------    ----------   ----------    -----------
Net realized and unrealized gain (loss) on
  investments..................................  2,473,080       (2,132)   1,551,531    1,739,364      5,339,954
                                                 ----------     -------    ----------   ----------    -----------
Net increase in net assets resulting from
  operations...................................  $2,478,847    $  9,881    $1,570,918   $1,721,297    $5,481,267
                                                 ==========     =======    ==========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                     SCUDDER                                      DREYFUS       DREYFUS
                                        SCUDDER     GROWTH AND      SCUDDER      DREYFUS ZERO      GROWTH      SOCIALLY
                                          BOND        INCOME     INTERNATIONAL    COUPON 2000    AND INCOME   RESPONSIBLE
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................   $189,845    $  79,383     $   100,838      $ 111,081     $ 129,599
EXPENSES
Mortality and expense risks..........     40,145       45,163          48,727         32,772        98,726     $  17,131
                                        --------    ----------     ----------       --------     ----------     --------
Net investment income (loss).........    149,700       34,220          52,111         78,309        30,873       (17,131)
                                        --------    ----------     ----------       --------     ----------     --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.........................     17,188      213,481          52,820                      147,057
Net realized gain from redemption of
  investment shares..................      1,154       45,868          37,328         31,398        83,888        12,745
                                        --------    ----------     ----------       --------     ----------     --------
Net realized gain on investments.....     18,342      259,349          90,148         31,398       230,945        12,745
                                        --------    ----------     ----------       --------     ----------     --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period................     31,472      449,079         382,202         11,496      (407,725)       65,790
  End of period......................      2,547    1,310,639       1,230,045        (36,105)      502,802       460,717
                                        --------    ----------     ----------       --------     ----------     --------
Net unrealized appreciation
  (depreciation) during the period...    (28,925)     861,560         847,843        (47,601)      910,527       394,927
                                        --------    ----------     ----------       --------     ----------     --------
Net realized and unrealized gain
  (loss) on investments..............    (10,583)   1,120,909         937,991        (16,203)    1,141,472       407,672
                                        --------    ----------     ----------       --------     ----------     --------
Net increase in net assets resulting
  from operations....................   $139,117    $1,155,129    $   990,102      $  62,106     $1,172,345    $ 390,541
                                        ========    ==========     ==========       ========     ==========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                         FEDERATED
                                         FUND FOR                         NEUBERGER    NEUBERGER       NEUBERGER
                                      U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    & BERMAN LIMITED
                                       SECURITIES II    UTILITY FUND II    BALANCED      GROWTH      MATURITY BOND
                                        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................      $61,290          $  55,474       $  1,790                     $ 15,192
EXPENSES
Mortality and expense risks.........       14,550             21,454          1,023     $  2,087           1,878
                                          -------           --------        -------      -------         -------
Net investment income (loss)........       46,740             34,020            767       (2,087)         13,314
                                          -------           --------        -------      -------         -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested........................                          65,766          4,594       22,229
Net realized gain (loss) from
  redemption of investment shares...       (1,885)            22,810          1,353        1,031             300
                                          -------           --------        -------      -------         -------
Net realized gain (loss) on
  investments.......................       (1,885)            88,576          5,947       23,260             300
                                          -------           --------        -------      -------         -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period...............        6,635            190,839          1,338        7,212             463
  End of period.....................       11,696            327,142         12,893       35,479          (5,693)
                                          -------           --------        -------      -------         -------
Net unrealized appreciation
  (depreciation) during the
  period............................        5,061            136,303         11,555       28,267          (6,156)
                                          -------           --------        -------      -------         -------
Net realized and unrealized gain
  (loss) on investments.............        3,176            224,879         17,502       51,527          (5,856)
                                          -------           --------        -------      -------         -------
Net increase in net assets resulting
  from operations...................      $49,916          $ 258,899       $ 18,269     $ 49,440        $  7,458
                                          =======           ========        =======      =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                  AMERICAN                                VAN ECK
                                                 CENTURY VP    VAN ECK      VAN ECK      WORLDWIDE   ALGER AMERICAN
                                                  CAPITAL     WORLDWIDE    WORLDWIDE     EMERGING        SMALL
                                                APPRECIATION     BOND     HARD ASSETS     MARKETS    CAPITALIZATION
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................                $  4,941     $  1,157      $   511
EXPENSES
Mortality and expense risks....................   $    610        1,773          278        1,775       $  5,549
                                                   -------      -------      -------      -------        -------
Net investment gain (loss).....................       (610)       3,168          879       (1,264)        (5,549)
                                                   -------      -------      -------      -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.........      2,357                       854                      42,209
Net realized gain (loss) from redemption of
  investment shares............................     (2,415)         (72)         (24)       1,984         (2,159)
                                                   -------      -------      -------      -------        -------
Net realized gain (loss) on investments........        (58)         (72)         830        1,984         40,050
                                                   -------      -------      -------      -------        -------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of period..........................     (1,957)       1,185        1,566        3,026          5,653
  End of period................................     (4,533)        (142)         406       66,315         10,659
                                                   -------      -------      -------      -------        -------
Net unrealized appreciation (depreciation)
  during the period............................     (2,576)      (1,327)      (1,160)      63,289          5,006
                                                   -------      -------      -------      -------        -------
Net realized and unrealized gain (loss) on
  investments..................................     (2,634)      (1,399)        (330)      65,273         45,056
                                                   -------      -------      -------      -------        -------
Net increase (decrease) in net assets resulting
  from operations..............................   $ (3,244)    $  1,769     $    549      $64,009       $ 39,507
                                                   =======      =======      =======      =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                  AGGRESSIVE
                                     GROWTH         MARKET         BOND        MANAGED       GROWTH     INTERNATIONAL
                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income............  $  119,115    $    492,736   $ 129,197    $  124,741    $  12,542     $    19,224
Net realized gain (loss) on
  investments....................   3,218,291                      (7,922)      234,314      117,880       1,125,123
Net unrealized appreciation
  (depreciation) of investments
  during the period..............     279,974                     (16,408)      926,509      796,772       1,078,393
                                   -----------   ------------   ----------   -----------   ----------    -----------
Net increase in net assets from
  operations.....................   3,617,380         492,736     104,867     1,285,564      927,194       2,222,740
                                   -----------   ------------   ----------   -----------   ----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums....   1,056,663      62,028,835     166,924       511,862      426,163         708,425
Administrative charges...........      (8,114)         (4,075)     (1,491)       (3,463)      (2,938)         (6,584)
Surrenders and forfeitures.......    (613,490)     (1,605,200)   (177,900)     (526,441)    (276,633)       (454,198)
Transfers between investment
  portfolios.....................   2,617,138     (57,261,679)    739,963       844,463    1,410,719         472,387
Net repayments (withdrawals) due
  to policy loans................         210           3,414          52                        (46)         (1,328)
Withdrawals due to death
  benefits.......................     (41,000)        (14,135)    (35,253)       (2,563)     (41,025)        (23,346)
                                   -----------   ------------   ----------   -----------   ----------    -----------
Net increase in net assets
  derived from contract
  transactions...................   3,011,407       3,147,160     692,295       823,858    1,516,240         695,356
                                   -----------   ------------   ----------   -----------   ----------    -----------
Total increase in net assets.....   6,628,787       3,639,896     797,162     2,109,422    2,443,434       2,918,096
NET ASSETS
  Beginning of period............  27,187,220      26,243,173   5,229,293    11,558,384    7,218,147      16,420,391
                                   -----------   ------------   ----------   -----------   ----------    -----------
  End of period..................  $33,816,007   $ 29,883,069   $6,026,455   $13,667,806   $9,661,581    $19,338,487
                                   ===========   ============   ==========   ===========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY      FIDELITY                                 FIDELITY
                                        HIGH         EQUITY-      FIDELITY      FIDELITY       ASSET       FIDELITY
                                       INCOME        INCOME        GROWTH       OVERSEAS      MANAGER      INDEX 500
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $  692,078    $  482,091    $  (26,755)   $     818    $  589,696    $   78,262
Net realized gain on investments...     159,355     4,662,506     1,811,192       19,794     1,988,765       649,698
Net unrealized appreciation
  (depreciation) of investments
  during the period................     (27,357)    3,085,507     4,435,038       76,023      (237,945)    4,960,520
                                     -----------   -----------   -----------   ----------   -----------   -----------
Net increase in net assets from
  operations.......................     824,076     8,230,104     6,219,475       96,635     2,340,516     5,688,480
                                     -----------   -----------   -----------   ----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......     349,515     1,992,907     2,266,771       59,938       827,120     2,034,201
Administrative charges.............      (4,043)      (18,906)      (20,015)        (101)       (8,509)       (8,741)
Surrenders and forfeitures.........    (277,360)     (934,941)     (842,484)      (2,274)     (575,552)     (316,307)
Transfers between investment
  portfolios.......................   2,302,159     5,740,777     2,715,623      880,023     1,930,519     9,978,401
Net withdrawals due to policy
  loans............................     (35,442)      (19,365)       (6,071)                      (207)         (135)
Withdrawals due to death
  benefits.........................     (11,184)     (159,190)         (113)        (114)                    (25,799)
                                     -----------   -----------   -----------   ----------   -----------   -----------
Net increase in net assets derived
  from contract transactions.......   2,323,645     6,601,282     4,113,711      937,472     2,173,371    11,661,620
                                     -----------   -----------   -----------   ----------   -----------   -----------
Total increase in net assets.......   3,147,721    14,831,386    10,333,186    1,034,107     4,513,887    17,350,100
NET ASSETS
  Beginning of period..............  10,477,722    49,735,738    45,020,726      159,089    21,122,323    23,271,511
                                     -----------   -----------   -----------   ----------   -----------   -----------
  End of period....................  $13,625,443   $64,567,124   $55,353,912   $1,193,196   $25,636,210   $40,621,611
                                     ===========   ===========   ===========   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                 FIDELITY
                                                   FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                  CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $    5,767     $ 12,013    $   19,387    $  (18,067)   $  141,313
Net realized gain on investments................     480,616          679       548,830       573,600     1,786,526
Net unrealized appreciation (depreciation) of
  investments during the period.................   1,992,464       (2,811)    1,002,701     1,165,764     3,553,428
                                                  -----------    --------    -----------   -----------   -----------
Net increase in net assets from operations......   2,478,847        9,881     1,570,918     1,721,297     5,481,267
                                                  -----------    --------    -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................   1,352,850       18,811       611,283       653,094     1,902,118
Administrative charges..........................      (7,630)          (1)       (3,669)       (4,914)      (12,524)
Surrenders and forfeitures......................    (415,944)        (242)     (408,571)     (208,437)     (863,918)
Transfers between investment portfolios.........   6,827,266      290,569     2,163,779     1,604,379     5,304,439
Net withdrawals due to policy loans.............        (194)                                    (890)      (13,261)
Withdrawals due to death benefits...............                                               (1,352)      (70,185)
                                                  -----------    --------    -----------   -----------   -----------
Net increase in net assets derived from contract
  transactions..................................   7,756,348      309,137     2,362,822     2,041,880     6,246,669
                                                  -----------    --------    -----------   -----------   -----------
Total increase in net assets....................  10,235,195      319,018     3,933,740     3,763,177    11,727,936
NET ASSETS
  Beginning of period...........................  17,135,935      170,704    10,821,995    10,778,200    38,321,624
                                                  -----------    --------    -----------   -----------   -----------
  End of period.................................  $27,371,130    $489,722    $14,755,735   $14,541,377   $50,049,560
                                                  ===========    ========    ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    SCUDDER                                       DREYFUS       DREYFUS
                                       SCUDDER     GROWTH AND      SCUDDER      DREYFUS ZERO      GROWTH       SOCIALLY
                                         BOND        INCOME     INTERNATIONAL    COUPON 2000    AND INCOME    RESPONSIBLE
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........  $ 149,700    $  34,220     $    52,111     $    78,309    $    30,873   $  (17,131)
Net realized gain on investments....     18,342      259,349          90,148          31,398        230,945       12,745
Net unrealized appreciation
  (depreciation) of investments
  during the period.................    (28,925)     861,560         847,843         (47,601)       910,527      394,927
                                      ----------   ----------     ----------      ----------    -----------   ----------
Net increase in net assets from
  operations........................    139,117    1,155,129         990,102          62,106      1,172,345      390,541
                                      ----------   ----------     ----------      ----------    -----------   ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.......    194,252      494,060         431,410         127,437        913,515      267,943
Administrative charges..............     (2,172)      (1,790)         (2,016)         (1,319)        (5,115)        (895)
Surrenders and forfeitures..........    (22,763)     (62,098)        (15,159)       (372,465)      (236,655)     (36,819)
Transfers between investment
  portfolios........................     60,148    3,102,101       1,973,917         (37,747)     1,718,760    1,102,444
Net withdrawals due to policy
  loans.............................        (82)        (781)            (55)            (53)          (611)        (173)
Withdrawals due to death benefits...    (10,551)      (1,595)           (731)         (2,723)       (10,230)      (1,793)
                                      ----------   ----------     ----------      ----------    -----------   ----------
Net increase (decrease) in net
  assets derived from contract
  transactions......................    218,832    3,529,897       2,387,366        (286,870)     2,379,664    1,330,707
                                      ----------   ----------     ----------      ----------    -----------   ----------
Total increase (decrease) in net
  assets............................    357,949    4,685,026       3,377,468        (224,764)     3,552,009    1,721,248
NET ASSETS
  Beginning of period...............  5,689,320    4,545,038       5,588,436       4,977,823     12,537,732    1,781,138
                                      ----------   ----------     ----------      ----------    -----------   ----------
  End of period.....................  $6,047,269   $9,230,064    $ 8,965,904     $ 4,753,059    $16,089,741   $3,502,386
                                      ==========   ==========     ==========      ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                 FEDERATED                                                    NEUBERGER
                                                 FUND FOR                         NEUBERGER    NEUBERGER      & BERMAN
                                              U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN       LIMITED
                                               SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................    $    46,740       $    34,020      $    767     $ (2,087)     $  13,314
Net realized gain (loss) on investments.....         (1,885)           88,576         5,947       23,260            300
Net unrealized appreciation (depreciation)
  of investments during the period..........          5,061           136,303        11,555       28,267         (6,156)
                                                 ----------        ----------      --------     --------       --------
Net increase in net assets from
  operations................................         49,916           258,899        18,269       49,440          7,458
                                                 ----------        ----------      --------     --------       --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............         59,372           147,570         4,825       25,460         12,691
Administrative charges......................           (473)             (824)           (2)
Surrenders and forfeitures..................        (13,542)          (47,927)         (323)         160
Transfers between investment portfolios.....        247,039           402,422       189,288      290,623        416,467
Withdrawals due to death benefits...........         (1,418)           (1,499)
                                                 ----------        ----------      --------     --------       --------
Net increase in net assets derived from
  contract transactions.....................        290,978           499,742       193,788      316,243        429,158
                                                 ----------        ----------      --------     --------       --------
Total increase in net assets................        340,894           758,641       212,057      365,683        436,616
NET ASSETS
  Beginning of period.......................      1,982,702         2,779,751        68,187      133,223        101,452
                                                 ----------        ----------      --------     --------       --------
  End of period.............................    $ 2,323,596       $ 3,538,392      $280,244     $498,906      $ 538,068
                                                 ==========        ==========      ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).................    $   (610)     $  3,168      $   879      $ (1,264)     $   (5,549)
Net realized gain (loss) on investments....         (58)          (72)         830         1,984          40,050
Net unrealized appreciation (depreciation)
  of investments during the period.........      (2,576)       (1,327)      (1,160)       63,289           5,006
                                               --------      --------      -------      --------      ----------
Net increase (decrease) in net assets from
  operations...............................      (3,244)        1,769          549        64,009          39,507
                                               --------      --------      -------      --------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............       8,205        26,846        5,031        18,403          61,250
Surrenders and forfeitures.................                      (984)                       (20)             (6)
Transfers between investment portfolios....      44,460       437,491       45,167       489,596         650,252
                                               --------      --------      -------      --------      ----------
Net increase in net assets derived from
  contract transactions....................      52,665       463,353       50,198       507,979         711,496
                                               --------      --------      -------      --------      ----------
Total increase in net assets...............      49,421       465,122       50,747       571,988         751,003
NET ASSETS
  Beginning of period......................      82,618       117,503       42,725        96,572         481,856
                                               --------      --------      -------      --------      ----------
  End of period............................    $132,039      $582,625      $93,472      $668,560      $1,232,859
                                               ========      ========      =======      ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                    MONEY                                  AGGRESSIVE
                                    GROWTH         MARKET          BOND        MANAGED       GROWTH     INTERNATIONAL
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)......................    $   316,085   $     784,204   $ 184,491    $   217,888   $ (33,086)    $   (55,547)
Net realized gain (loss) on
  investments.................      1,067,017                     (25,492)       421,760     495,730         648,114
Net unrealized appreciation
  (depreciation) of
  investments during the
  year........................      2,484,529                     (64,812)       390,458     540,916         694,991
                                  -----------   -------------   ----------   -----------   ----------    -----------
Net increase in net assets
  from operations.............      3,867,631         784,204      94,187      1,030,106   1,003,560       1,287,558
                                  -----------   -------------   ----------   -----------   ----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net
  premiums....................      1,644,231     121,758,353     304,881        978,648     588,324       1,004,617
Administrative charges........        (13,376)         (5,026)     (2,343)        (6,006)     (4,280)         (9,958)
Surrenders and forfeitures....       (795,658)     (1,435,990)   (182,432)      (719,819)   (273,147)       (652,687)
Transfers between investment
  portfolios..................      4,176,554    (111,307,382)  1,372,798      1,582,506   1,796,643       3,132,226
Net repayments (withdrawals)
  due to policy loans.........         (7,338)        (34,207)        100                       (552)         (1,372)
Withdrawals due to death
  benefits....................        (11,907)        (58,579)    (10,224)        (3,236)    (17,636)        (29,540)
                                  -----------   -------------   ----------   -----------   ----------    -----------
Net increase in net assets
  derived from contract
  transactions................      4,992,506       8,917,169   1,482,780      1,832,093   2,089,352       3,443,286
                                  -----------   -------------   ----------   -----------   ----------    -----------
Capital Contribution from
  Providentmutual Life and
  Annuity Company of
  America.....................         10,000
                                  -----------   -------------   ----------   -----------   ----------    -----------
Total increase in net
  assets......................      8,870,137       9,701,373   1,576,967      2,862,199   3,092,912       4,730,844
NET ASSETS
  Beginning of year...........     18,317,083      16,541,800   3,652,326      8,696,185   4,125,235      11,689,547
                                  -----------   -------------   ----------   -----------   ----------    -----------
  End of year.................    $27,187,220   $  26,243,173   $5,229,293   $11,558,384   $7,218,147    $16,420,391
                                  ===========   =============   ==========   ===========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                      FIDELITY      FIDELITY                                 FIDELITY
                                        HIGH         EQUITY-      FIDELITY      FIDELITY       ASSET       FIDELITY
                                       INCOME        INCOME        GROWTH       OVERSEAS      MANAGER      INDEX 500
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....    $   254,927   $  (505,931)  $  (429,419)   $   (311)   $   364,988   $  (109,536)
Net realized gain (loss) on
  investments....................        132,327     1,618,452     1,925,234        (160)       663,926       389,122
Net unrealized appreciation of
  investments during the year....        440,156     3,721,134     2,649,303       6,677      1,281,085     2,715,967
                                     -----------   -----------   -----------    --------    -----------   -----------
Net increase in net assets from
  operations.....................        827,410     4,833,655     4,145,118       6,206      2,309,999     2,995,553
                                     -----------   -----------   -----------    --------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums....      1,340,627     4,044,472     3,701,064      23,248      1,313,614     2,421,951
Administrative charges...........         (4,355)      (21,830)      (22,665)                   (11,966)       (7,281)
Surrenders and forfeitures.......       (288,950)   (1,390,637)   (1,509,084)        (15)      (828,163)     (354,068)
Transfers between investment
  portfolios.....................      4,325,677    15,191,804    15,851,318     104,650      1,876,550    10,995,467
Net repayments (withdrawals) due
  to policy loans................             85        (3,854)       (5,133)                    (8,826)         (282)
Withdrawals due to death
  benefits.......................         (9,539)     (208,952)                                               (26,054)
                                     -----------   -----------   -----------    --------    -----------   -----------
Net increase in net assets
  derived from contract
  transactions...................      5,363,545    17,611,003    18,015,500     127,883      2,341,209    13,029,733
                                     -----------   -----------   -----------    --------    -----------   -----------
Capital Contribution from
  Providentmutual Life and
  Annuity Company of America.....                                                 25,000
                                     -----------   -----------   -----------    --------    -----------   -----------
Total increase in net assets.....      6,190,955    22,444,658    22,160,618     159,089      4,651,208    16,025,286
NET ASSETS
  Beginning of year..............      4,286,767    27,291,080    22,860,108          --     16,471,115     7,246,225
                                     -----------   -----------   -----------    --------    -----------   -----------
  End of year....................    $10,477,722   $49,735,738   $45,020,726    $159,089    $21,122,323   $23,271,511
                                     ===========   ===========   ===========    ========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                FIDELITY                    QUEST FOR     QUEST FOR
                                                  FIDELITY     INVESTMENT    QUEST FOR        VALUE         VALUE
                                                 CONTRAFUND    GRADE BOND   VALUE EQUITY    SMALL CAP      MANAGED
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...................  $  (144,281)   $   (408)   $   (54,942)   $   (31,575)  $  (100,692)
Net realized gain on investments...............      113,953         457        247,237        314,931       497,811
Net unrealized appreciation of investments
  during the year..............................    2,097,336       4,399      1,334,288      1,105,412     5,133,690
                                                 -----------    --------    -----------    -----------   -----------
Net increase in net assets from operations.....    2,067,008       4,448      1,526,583      1,388,768     5,530,809
                                                 -----------    --------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..................    1,525,821      34,827      1,229,182        811,707     2,943,888
Administrative charges.........................       (5,051)                    (4,681)        (6,037)      (15,390)
Surrenders and forfeitures.....................     (228,810)        (25)      (421,232)      (485,083)   (1,143,195)
Transfers between investment portfolios........    9,242,839     106,454      3,356,209      2,518,729    11,176,788
Net repayments (withdrawals) due to policy
  loans........................................         (288)                                   (2,593)         (773)
Withdrawals due to death benefits..............                                  (9,938)        (3,231)      (16,253)
                                                 -----------    --------    -----------    -----------   -----------
Net increase in net assets derived from
  contract transactions........................   10,534,511     141,256      4,149,540      2,833,492    12,945,065
                                                 -----------    --------    -----------    -----------   -----------
Capital Contribution from Providentmutual Life
  and Annuity Company of America...............                   25,000
                                                 -----------    --------    -----------    -----------   -----------
Total increase in net assets...................   12,601,519     170,704      5,676,123      4,222,260    18,475,874
NET ASSETS
  Beginning of year............................    4,534,416          --      5,145,872      6,555,940    19,845,750
                                                 -----------    --------    -----------    -----------   -----------
  End of year..................................  $17,135,935    $170,704    $10,821,995    $10,778,200   $38,321,624
                                                 ===========    ========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                              SCUDDER                         DREYFUS        DREYFUS        DREYFUS
                                SCUDDER     GROWTH AND       SCUDDER           ZERO          GROWTH        SOCIALLY
                                  BOND        INCOME      INTERNATIONAL     COUPON 2000    AND INCOME     RESPONSIBLE
                               SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss).....................  $ 322,760    $   24,844     $   (13,372)     $  174,464     $    36,293    $   (7,630)
Net realized gain (loss)
  on investments.............    (10,942)       55,320           3,629          50,561       1,417,384        77,482
Net unrealized appreciation
  (depreciation) of
  investments during the
  year.......................   (198,871)      406,632         370,601        (134,226)       (484,771)       61,554
                               ----------   ----------      ----------      ----------     -----------    ----------
Net increase in net assets
  from operations............    112,947       486,796         360,858          90,799         968,906       131,406
                               ----------   ----------      ----------      ----------     -----------    ----------
FROM VARIABLE ANNUITY
  CONTRACT TRANSACTIONS
Contractholders' net
  premiums...................    323,646       442,431         682,287         432,012       1,384,695       440,029
Administrative charges.......     (2,437)         (841)           (967)         (1,938)         (2,831)         (362)
Surrenders and forfeitures...   (349,330)      (80,116)        (62,391)       (379,163)       (138,624)      (18,392)
Transfers between investment
  portfolios.................  2,013,802     3,090,019       3,965,920       2,005,547       7,996,700     1,069,773
Net repayments (withdrawals)
  due to policy loans........       (119)                           69              26            (297)         (205)
Withdrawals due to
  death benefits.............    (43,086)                                                       (1,695)
                               ----------   ----------      ----------      ----------     -----------    ----------
Net increase in net assets
  derived from contract
  transactions...............  1,942,476     3,451,493       4,584,918       2,056,484       9,237,948     1,490,843
                               ----------   ----------      ----------      ----------     -----------    ----------
Total increase in net
  assets.....................  2,055,423     3,938,289       4,945,776       2,147,283      10,206,854     1,622,249
NET ASSETS
  Beginning of year..........  3,633,897       606,749         642,660       2,830,540       2,330,878       158,889
                               ----------   ----------      ----------      ----------     -----------    ----------
  End of year................  $5,689,320   $4,545,038     $ 5,588,436      $4,977,823     $12,537,732    $1,781,138
                               ==========   ==========      ==========      ==========     ===========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                                                       NEUBERGER
                                            FEDERATED U.S.    FEDERATED    NEUBERGER    NEUBERGER      & BERMAN
                                              GOVERNMENT       UTILITY      & BERMAN     & BERMAN       LIMITED
                                               BOND FUND         FUND       BALANCED      GROWTH     MATURITY BOND
                                              SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............      $    56,573     $  45,124     $    (11)    $   (257)     $    (233)
Net realized gain on investments........            4,801        24,018                        27          2,039
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................           (1,677)      162,819        1,338        7,212            463
                                               ----------     ----------     -------     --------       --------
Net increase in net assets from
  operations............................           59,697       231,961        1,327        6,982          2,269
                                               ----------     ----------     -------     --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........          102,926       333,893                    13,916         34,685
Administrative charges..................             (422)         (597)
Surrenders and forfeitures..............          (13,145)      (11,974)                      (15)
Transfers between investment
  portfolios............................        1,336,413     1,641,638       41,860       87,340         39,498
Withdrawals due to death benefits.......                        (62,597)
                                               ----------     ----------     -------     --------       --------
Net increase in net assets derived from
  contract transactions.................        1,425,772     1,900,363       41,860      101,241         74,183
                                               ----------     ----------     -------     --------       --------
Capital Contribution from
  Providentmutual Life and Annuity
  Company of America....................                                      25,000       25,000         25,000
                                               ----------     ----------     -------     --------       --------
Total increase in net assets............        1,485,469     2,132,324       68,187      133,223        101,452
NET ASSETS
  Beginning of year.....................          497,233       647,427           --           --             --
                                               ----------     ----------     -------     --------       --------
  End of year...........................      $ 1,982,702     $2,779,751    $ 68,187     $133,223      $ 101,452
                                               ==========     ==========     =======     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                           VAN ECK     VAN ECK GOLD    VAN ECK     ALGER AMERICAN
                                                          WORLDWIDE    AND NATURAL     EMERGING        SMALL
                                             TCI GROWTH      BOND       RESOURCES      MARKETS     CAPITALIZATION
                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss......................     $   (104)    $   (325)     $    (19)     $   (156)      $ (1,037)
Net realized gain on investments.........            2        2,082            57             1             10
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................       (1,957)       1,185         1,566         3,026          5,653
                                               -------     --------       -------       -------       --------
Net increase (decrease) in net assets
  from operations........................       (2,059)       2,942         1,604         2,871          4,626
                                               -------     --------       -------       -------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............       23,812       34,622           (14)          119         43,293
Surrenders and forfeitures...............                       (10)
Transfers between investment
  portfolios.............................       35,865       54,949        16,135        68,582        408,937
                                               -------     --------       -------       -------       --------
Net increase in net assets derived from
  contract transactions..................       59,677       89,561        16,121        68,701        452,230
                                               -------     --------       -------       -------       --------
Capital Contribution from Providentmutual
  Life and Annuity Company of America....       25,000       25,000        25,000        25,000         25,000
                                               -------     --------       -------       -------       --------
Total increase in net assets.............       82,618      117,503        42,725        96,572        481,856
NET ASSETS
  Beginning of year......................           --           --            --            --             --
                                               -------     --------       -------       -------       --------
  End of year............................     $ 82,618     $117,503      $ 42,725      $ 96,572       $481,856
                                               =======     ========       =======       =======       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, Providentmutual redomesticated to the State of Delaware. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-three Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000, Dreyfus Growth and Income and Dreyfus Socially Responsible Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; and the Federated Fund for U.S. Government Securities II (formerly Federated U.S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series); the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly TCI Growth) Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Gold and Natural Resources) and Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED:
     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholders instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operation of the Separate Account is included in the Federal income tax return of Providentmutual. Under the provisions of the Contracts, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At June 30, 1997, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                        SHARES         COST      MARKET VALUE
----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..................................    1,893,903   $28,642,595    $33,919,805
  Money Market Portfolio............................   28,447,208   $28,447,208    $28,447,208
  Bond Portfolio....................................      576,421    $6,033,716     $6,104,301
  Managed Portfolio.................................      856,916   $11,424,960    $13,667,806
  Aggressive Growth Portfolio.......................      472,911    $7,919,559     $9,661,581
  International Portfolio...........................    1,374,409   $16,766,588    $19,420,400
Variable Insurance Products Fund:
  High Income Portfolio.............................    1,096,174   $12,864,746    $13,625,443
  Equity-Income Portfolio...........................    2,926,887   $53,766,820    $64,567,124
  Growth Portfolio..................................    1,618,535   $44,312,436    $55,353,912
  Overseas Portfolio................................       59,541    $1,110,496     $1,193,196
Variable Insurance Products Fund II:
  Asset Manager Portfolio...........................    1,544,350   $22,882,341    $25,636,210
  Index 500 Portfolio...............................      392,025   $31,939,012    $40,621,611
  Contrafund Portfolio..............................    1,526,555   $23,162,179    $27,371,130
  Investment Grade Bond Portfolio...................       41,362      $488,134       $489,722
OCC Accumulation Trust:
  Equity Portfolio..................................      450,144   $11,524,589    $14,755,735
  Small Cap Portfolio...............................      588,006   $11,405,429    $14,541,377
  Managed Portfolio.................................    1,267,077   $37,092,353    $50,049,560
Scudder Variable Life Investment Fund:
  Bond Portfolio....................................      903,927    $6,044,722     $6,047,269
  Growth and Income Portfolio.......................      874,888    $7,919,425     $9,230,064
  International Portfolio...........................      607,446    $7,735,859     $8,965,904
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio........................      387,688    $4,789,164     $4,753,059
  Growth and Income Portfolio.......................      768,007   $15,586,939    $16,089,741
  Socially Responsible Portfolio....................      149,867    $3,041,669     $3,502,386

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

                                                        SHARES         COST      MARKET VALUE
----------------------------------------------------------------------------------------------
Federated Insurance Series:
  Fund for U.S. Government Securities II
     Portfolio......................................      230,059    $2,311,900     $2,323,596
  Utility Fund II Portfolio.........................      286,046    $3,211,250     $3,538,392
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio................................       16,902      $267,351       $280,244
  Growth Portfolio..................................       17,985      $463,427       $498,906
  Limited Maturity Bond Portfolio...................       39,506      $543,761       $538,068
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation
     Portfolio......................................       13,669      $136,572       $132,039
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..................       54,758      $582,767       $582,625
  Van Eck Worldwide Hard Assets Portfolio...........        5,864       $93,066        $93,472
  Van Eck Worldwide Emerging Markets Portfolio......       43,725      $602,245       $668,560
Alger American Fund:
  Alger American Small Capitalization Portfolio.....       31,188    $1,222,200     $1,232,859

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the six months ended June 30, 1997 and the year ended December 31, 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
   ------------------------------------------------------------------------------------------------------------------
                                            GROWTH PORTFOLIO         MONEY MARKET PORTFOLIO          BOND PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                            1997         1996          1997           1996          1997         1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased.......................     194,746      353,660     21,880,779     48,257,103      117,050      176,063
Shares received from reinvestment of:
  Dividends............................      20,092       38,004        556,114      1,086,441        7,829       23,197
  Capital gain distributions...........     197,982       56,193
                                         ----------   ----------    -----------    -----------   ----------   ----------
Total shares acquired..................     412,820      447,857     22,436,893     49,343,544      124,879      199,260
Total shares redeemed..................     (20,973)     (65,428)   (20,211,893)   (38,849,836)     (38,551)     (41,198)
                                         ----------   ----------    -----------    -----------   ----------   ----------
Net increase in shares owned...........     391,847      382,429      2,225,000     10,493,708       86,328      158,062
Shares owned, beginning of period......   1,502,056    1,119,627     26,222,208     15,728,500      490,093      332,031
                                         ----------   ----------    -----------    -----------   ----------   ----------
Shares owned, end of period............   1,893,903    1,502,056     28,447,208     26,222,208      576,421      490,093
                                         ==========   ==========    ===========    ===========   ==========   ==========
Cost of shares acquired................  $6,736,197   $7,269,012   $ 22,436,893   $ 49,343,544   $1,302,408   $2,101,906
                                         ==========   ==========    ===========    ===========   ==========   ==========
Cost of shares redeemed................  $  283,586   $  883,404   $ 20,211,893   $ 38,849,836   $  410,992   $  460,127
                                         ==========   ==========    ===========    ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
   ------------------------------------------------------------------------------------------------------------------
                                                                           AGGRESSIVE GROWTH
                                                 MANAGED PORTFOLIO             PORTFOLIO          INTERNATIONAL PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                                 1997         1996         1997         1996         1997         1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased............................     122,085      217,165      106,601      143,742      111,298      338,046
Shares received from reinvestment of:
  Dividends.................................      14,465       25,583        3,772        2,905       11,164       11,412
  Capital gain distributions................       6,347       26,337          748       29,259       87,406       46,267
                                              ----------   ----------   -----------  -----------  ----------   ----------
Total shares acquired.......................     142,897      269,085      111,121      175,906      209,868      395,725
Total shares redeemed.......................     (73,337)     (94,568)     (27,959)     (23,509)     (59,947)     (80,224)
                                              ----------   ----------   -----------  -----------  ----------   ----------
Net increase in shares owned................      69,560      174,517       83,162      152,397      149,921      315,501
Shares owned, beginning of period...........     787,356      612,839      389,749      237,352    1,224,488      908,987
                                              ----------   ----------   -----------  -----------  ----------   ----------
Shares owned, end of period.................     856,916      787,356      472,911      389,749    1,374,409    1,224,488
                                              ==========   ==========   ===========  ===========  ==========   ==========
Cost of shares acquired.....................  $2,128,758   $3,730,420   $2,058,710   $2,907,441   $2,629,565   $4,989,324
                                              ==========   ==========   ===========  ===========  ==========   ==========
Cost of shares redeemed.....................  $  945,845   $1,258,679   $  412,048   $  355,445   $  707,949   $  953,471
                                              ==========   ==========   ===========  ===========  ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                      VARIABLE INSURANCE PRODUCTS FUND
       ------------------------------------------------------------------------------------------------------------------
              HIGH INCOME PORTFOLIO         EQUITY-INCOME PORTFOLIO            GROWTH PORTFOLIO             OVERSEAS PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
               1997           1996            1997            1996           1997            1996           1997          1996
       ------------------------------------------------------------------------------------------------------------------
Shares
purchased...     242,713       497,171         362,005         948,858        167,921         625,760         52,403        9,008
Shares
 received
 from
 reinvestment
 of:
 Dividends...      65,635       31,527          43,550           2,439          9,845           2,459            229
 Capital
   gain
   distributions..  8,112       6,168           218,961         69,930         44,069          62,080            908
            ------------   ------------   -------------   -------------   ------------   -------------   ------------    --------
Total
 shares
acquired...     316,460        534,866         624,516       1,021,227        221,835         690,299         53,540        9,008
Total
 shares
redeemed...     (57,165)       (53,745)        (62,619)        (72,484)       (49,052)        (27,427)        (2,443)        (564)
            ------------   ------------   -------------   -------------   ------------   -------------   ------------    --------
Net
 increase
 in shares
 owned.....     259,295        481,121         561,897         948,743        172,783         662,872         51,097        8,444
Shares
 owned,
 beginning
 of
 period....     836,879        355,758       2,364,990       1,416,247      1,445,752         782,880          8,444           --
            ------------   ------------   -------------   -------------   ------------   -------------   ------------    --------
Shares
 owned, end
 of
 period....   1,096,174        836,879       2,926,887       2,364,990      1,618,535       1,445,752         59,541        8,444
            ============   ============   =============   =============   ============   =============   ============    ========
Cost of
 shares
acquired... $ 3,792,424    $ 6,332,243    $ 12,689,761    $ 19,840,748    $ 7,036,613    $ 20,153,196    $ 1,001,039    $ 162,451
            ============   ============   =============   =============   ============   =============   ============    ========
Cost of
 shares
 redeemed.. $   617,346    $   581,561    $    943,882    $  1,117,224    $ 1,138,465    $    641,881    $    42,955    $  10,039
            ============   ============   =============   =============   ============   =============   ============    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                      VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------------------------
               ASSET MANAGER PORTFOLIO          INDEX 500 PORTFOLIO            CONTRAFUND PORTFOLIO          INVESTMENT GRADE
                                                                                                              BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------
                 1997           1996            1997            1996           1997            1996          1997         1996
------------------------------------------------------------------------------------------------------------------------------
Shares
 purchased...     192,339        278,005         122,751         166,250        476,789         724,270       27,528       14,613
Shares
 received
 from
 reinvestment
 of:
 Dividends...      48,526         39,874           3,170           1,306          9,341                        1,225
 Capital gain
 distributions...     121,726      32,878          6,432           3,358         24,687           3,706
               ----------     ----------     -----------     -----------     ----------     -----------     --------     --------
Total shares
 acquired....     362,591        350,757         132,353         170,914        510,817         727,976       28,753       14,613
Total shares
 redeemed....     (65,868)      (146,266)         (1,424)         (5,528)       (19,041)        (22,255)      (1,337)        (667)
               ----------     ----------     -----------     -----------     ----------     -----------     --------     --------
Net increase
 in shares
 owned.......     296,723        204,491         130,929         165,386        491,776         705,721       27,416       13,946
Shares owned,
 beginning of
 period......   1,247,627      1,043,136         261,096          95,710      1,034,779         329,058       13,946           --
               ----------     ----------     -----------     -----------     ----------     -----------     --------     --------
Shares owned,
 end of
 period......   1,544,350      1,247,627         392,025         261,096      1,526,555       1,034,779       41,362       13,946
               ----------     ----------     -----------     -----------     ----------     -----------     --------     --------
Cost of
 shares
 acquired.... $ 5,675,711    $ 5,494,521    $ 12,465,855    $ 13,621,230    $ 8,482,614    $ 10,770,383    $ 337,238    $ 173,988
               ==========     ==========     ===========     ===========     ==========     ===========     ========     ========
Cost of
 shares
 redeemed.... $   923,879    $ 2,124,398    $     76,275    $    311,911    $   239,883    $    266,200    $  15,409    $   7,683
               ==========     ==========     ===========     ===========     ==========     ===========     ========     ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         OCC ACCUMULATION TRUST
     ------------------------------------------------------------------------------------------------------------------
                                               EQUITY PORTFOLIO           SMALL CAP PORTFOLIO          MANAGED PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                              1997          1996          1997          1996          1997           1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased..........................      89,062       162,103       108,293       162,087       189,120        413,755
Shares received from reinvestment of:
  Dividends...............................       3,476         2,142         3,052         4,346        12,218          9,660
  Capital gain distributions..............      12,375         4,293        21,523        11,176        37,524          6,160
                                            ----------    ----------    ----------    ----------    ----------    -----------
Total shares acquired.....................     104,913       168,538       132,868       177,609       238,862        429,575
Total shares redeemed.....................     (14,662)      (14,069)      (21,562)      (30,188)      (30,101)       (29,711)
                                            ----------    ----------    ----------    ----------    ----------    -----------
Net increase in shares owned..............      90,251       154,469       111,306       147,421       208,761        399,864
Shares owned, beginning of period.........     359,893       205,424       476,700       329,279     1,058,316        658,452
                                            ----------    ----------    ----------    ----------    ----------    -----------
Shares owned, end of period...............     450,144       359,893       588,006       476,700     1,267,077      1,058,316
                                            ==========    ==========    ==========    ==========    ==========    ===========
Cost of shares acquired................... $ 3,191,848   $ 4,592,764   $ 2,960,955   $ 3,646,820   $ 8,826,840   $ 13,972,601
                                            ==========    ==========    ==========    ==========    ==========    ===========
Cost of shares redeemed................... $   260,809   $   250,929   $   363,542   $   529,972   $   652,332   $    630,417
                                            ==========    ==========    ==========    ==========    ==========    ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                SCUDDER VARIABLE LIFE INVESTMENT FUND
  ------------------------------------------------------------------------------------------------------------------
                                                 BOND PORTFOLIO          GROWTH AND INCOME      INTERNATIONAL PORTFOLIO
                                                                             PORTFOLIO
  ==================================================================================================================
                                                1997        1996         1997         1996         1997         1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased............................    98,603      367,411      382,666      420,073      195,768      367,511
Shares received from reinvestment of:
  Dividends.................................    29,015       58,022        8,480        6,977        7,622        2,055
  Capital gain distributions................     2,584                    22,214        1,768        3,992
                                              ----------- -----------  -----------  -----------  -----------  -----------

Total shares acquired.......................   130,202      425,433      413,360      428,818      207,382      369,566
Total shares redeemed.......................   (71,642)     (86,886)     (23,535)     (19,789)     (21,705)      (2,168)
                                              ----------- -----------  -----------  -----------  -----------  -----------

Net increase in shares owned................    58,560      338,547      389,825      409,029      185,677      367,398
Shares owned, beginning of period...........   845,367      506,820      485,063       76,034      421,769       54,371
                                              ----------- -----------  -----------  -----------  -----------  -----------

Shares owned, end of period.................   903,927      845,367      874,888      485,063      607,446      421,769
                                              =========== =========== ===========  ===========  ===========  ===========
Cost of shares acquired.....................  $860,140   $2,843,858   $3,996,958   $3,671,539   $2,781,951   $4,599,283
                                              =========== =========== ===========  ===========  ===========  ===========
Cost of shares redeemed.....................  $473,266   $  589,564   $  173,492   $  139,882   $  252,326   $   24,108
                                              =========== =========== ===========  ===========  ===========  ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  DREYFUS VARIABLE INVESTMENT FUND
  ------------------------------------------------------------------------------------------------------------------
                                                                        GROWTH AND INCOME        SOCIALLY RESPONSIBLE
                                                  ZERO COUPON               PORTFOLIO                  PORTFOLIO
                                                2000 PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                               1997        1996         1997         1996          1997         1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased...........................    46,567      228,907      188,411       477,085       64,592       81,633
Shares received from reinvestment of:
  Dividends................................     7,491       18,860        6,507         6,707                       186
  Capital gain distributions...............                  1,345        7,732        65,140                     3,323
                                             ----------- -----------  ------------ -----------   -----------  -----------
Total shares acquired......................    54,058      249,112      202,650       548,932       64,592       85,142
Total shares redeemed......................   (71,400)     (66,959)     (75,959)      (34,778)      (3,383)      (5,663)
                                             ----------- -----------  ------------ -----------   -----------  -----------
Net increase (decrease) in shares owned....   (17,342)     182,153      126,691       514,154       61,209       79,479
Shares owned, beginning of period..........   405,030      222,877      641,316       127,162       88,658        9,179
                                             ----------- -----------  ------------ -----------   -----------  -----------
Shares owned, end of period................   387,688      405,030      768,007       641,316      149,867       88,658
                                             =========== =========== ============ ===========   ===========  ===========
Cost of shares acquired....................  $660,097   $3,073,171   $4,015,631   $11,274,699   $1,385,898   $1,653,499
                                             =========== =========== ============ ===========   ===========  ===========
Cost of shares redeemed....................  $837,260   $  791,662   $1,374,149   $   583,074   $   59,577   $   92,804
                                             =========== =========== ============ ===========   ===========  ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                                FEDERATED INSURANCE SERIES
   ------------------------------------------------------------------------------------------------------------------
                                                                          FUND FOR              UTILITY FUND II PORTFOLIO
                                                                       U.S. GOVERNMENT
                                                                   SECURITIES II PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                                                    1997           1996           1997           1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased..............................................       45,590         155,414        57,345         189,045
Shares received from reinvestment of:
  Dividends...................................................        6,112           7,430         4,678           5,693
  Capital gain distributions..................................                          332         5,679             525
                                                                  ----------       --------     ----------       --------
Total shares acquired.........................................       51,702         163,176        67,702         195,263
Total shares redeemed.........................................      (18,145)        (14,996)      (17,029)        (18,587)
                                                                  ----------       --------     ----------       --------
Net increase in shares owned..................................       33,557         148,180        50,673         176,676
Shares owned, beginning of period.............................      196,502          48,322       235,373          58,697
                                                                  ----------       --------     ----------       --------
Shares owned, end of period...................................      230,059         196,502       286,046         235,373
                                                                  ==========       ========     ==========       ========
Cost of shares acquired.......................................    $ 519,147     $ 1,637,184     $ 802,226     $ 2,157,050
                                                                  ==========       ========     ==========       ========
Cost of shares redeemed.......................................    $ 183,314     $   150,038     $ 179,888     $   187,545
                                                                  ==========       ========     ==========       ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                         NEUBERGER & BERMAN ADVISERS                          AMERICAN CENTURY
                                                               MANAGEMENT TRUST                             VARIABLE PORTFOLIOS,
                                                                                                                    INC.
       ------------------------------------------------------------------------------------------------------------------
                                      BALANCED PORTFOLIO      GROWTH PORTFOLIO      LIMITED MATURITY BOND     AMERICAN CENTURY
                                                                                          PORTFOLIO              VP CAPITAL
                                                                                                                APPRECIATION
                                                                                                                  PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
                                       1997        1996       1997        1996        1997        1996        1997        1996
       ------------------------------------------------------------------------------------------------------------------
Shares purchased...................     13,135      4,283      12,681       5,195      31,733      11,388       7,215       8,077
Shares received from reinvestment
 of:
 Dividends.........................        114                                          1,137
 Capital gain distributions........        294                    871                                             266
                                       -------   --------    --------    --------     -------      ------      -------     ------
Total shares acquired..............     13,543      4,283      13,552       5,195      32,870      11,388       7,481       8,077
Total shares redeemed..............       (924)                  (735)        (27)       (585)     (4,167)     (1,880)         (9)
                                       -------   --------    --------    --------     -------      ------      ------      ------
Net increase in shares owned.......     12,619      4,283      12,817       5,168      32,285       7,221       5,601       8,068
Shares owned, beginning of
 period............................      4,283         --       5,168          --       7,221          --       8,068          --
                                       -------   --------    --------    --------     -------     -------     -------     -------
Shares owned, end of period........     16,902      4,283      17,985       5,168      39,506       7,221      13,669       8,068
                                       =======   ========    ========    ========    ========    ========    ========    ========
Cost of shares acquired............  $ 214,464   $ 66,858   $ 355,383   $ 126,671   $ 450,749   $ 157,410   $  71,752   $  84,678
                                       =======   ========    ========    ========    ========    ========    ========    ========
Cost of shares redeemed............  $  13,962   $      9   $  17,967   $     660   $   7,977   $  56,421   $  19,755   $     103
                                       =======   ========    ========    ========    ========    ========    ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                        VAN ECK WORLDWIDE INSURANCE TRUST                   ALGER AMERICAN FUND
      ------------------------------------------------------------------------------------------------------------------
                                           VAN ECK WORLDWIDE     VAN ECK WORLDWIDE     VAN ECK WORLDWIDE      ALGER AMERICAN
                                            BOND PORTFOLIO          HARD ASSETS        EMERGING MARKETS            SMALL
                                                                     PORTFOLIO             PORTFOLIO          CAPITALIZATION
                                                                                                                 PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------
                                           1997        1996       1997       1996       1997       1996       1997       1996
      ------------------------------------------------------------------------------------------------------------------
Shares purchased.......................     44,233      15,517    3,235      2,662      36,697      7,735     19,180     11,790
Shares received from reinvestment of:
  Dividends............................        468                   73                     38
  Capital gain distributions...........                              54                                        1,128
                                          --------    --------   -------   -------    --------    -------    -------    -------
Total shares acquired..................     44,701      15,517    3,362      2,662      36,735      7,735     20,308     11,790
Total shares redeemed..................       (529)     (4,931)     (53)      (107)       (742)        (3)      (898)       (12)
                                          --------    --------   -------   -------    --------    -------   --------    -------
Net increase in shares owned...........     44,172      10,586    3,309      2,555      35,993      7,732     19,410     11,778
Shares owned, beginning of period......     10,586          --    2,555         --       7,732         --     11,778         --
                                          --------    --------   -------   -------    --------    -------   --------   --------
Shares owned, end of period............     54,758      10,586    5,864      2,555      43,725      7,732     31,188     11,778
                                          ========    ========   =======   =======    ========    =======    =======    =======
Cost of shares acquired................  $ 472,126   $ 168,730   $52,756   $42,864    $517,464   $ 93,586   $782,415   $476,692
                                          ========    ========   =======   =======    ========    =======    =======    =======
Cost of shares redeemed................  $   5,677   $  52,412   $  849    $ 1,705    $  8,765   $     40   $ 36,418   $    489
                                          ========    ========   =======   =======    ========    =======    =======    =======

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by Providentmutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years for Market Street VIP and Market Street VIP/2 contracts and seven full years for an Options VIP contract, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For Options VIP contracts, the 10% is cumulative if unused.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 and Options VIP contracts, Providentmutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 and Options VIP contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the six months ended June 30, 1997 or the year ended December 31, 1996.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 and Options VIP contracts. Providentmutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

    The table below shows the net rates of return for the Subaccounts. The net rate of return is applicable to net assets for a variable annuity contract whose contract year commences with the beginning date of the year shown and is not based on the average net assets in the Subaccounts during the year.

    The performance for each Subaccount is shown as the net rate of return which reflects the Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Subaccounts' assets for the year shown.
--------------------------------------------------------------------------------

                                                                                                      FIDELITY   FIDELITY
                                         MONEY                            AGGRESSIVE     INTERNA-      HIGH      EQUITY-
                              GROWTH     MARKET     BOND      MANAGED       GROWTH        TIONAL      INCOME     INCOME
------------------------------------------------------------------------------------------------------------------
MARKET STREET VIP
For the six months ended:
 June 30, 1997............... 12.61%       1.96%     1.86%     10.81%        10.93%        13.18%        --         --
For the year ended:
 December 31, 1996........... 17.81%       3.62%     1.41%     10.29%        19.14%         9.25%        --         --
 December 31, 1995........... 28.84%       4.35%    18.91%     22.87%        12.13%        12.95%        --         --
 December 31, 1994...........  1.19%       2.56%    (6.74)%    (2.99)%       (1.19)%       (0.93)%       --         --
 December 31, 1993...........  8.90%       1.37%     9.01%     10.29%         3.95%        34.49%        --         --
 December 31, 1992........... (0.80)% (1)   0.79%(2)  1.92%(3)   7.19%(4)    12.42%(1)    (10.42)%(1)    --         --
MARKET STREET VIP/2
For the six months ended:
 June 30, 1997............... 12.50%       1.86%     1.76%     10.70%        10.82%        13.06%      6.96%     15.59%
For the year ended:
 December 31, 1996........... 17.60%       3.42%     1.21%     10.08%        18.93%         9.04%     12.13%     12.38%
 December 31, 1995........... 28.58%       4.14%    18.67%     22.62%        11.91%        12.72%     18.93%     33.22%
 December 31, 1994...........  0.99%       2.36%    (6.92)%    (3.18)%       (1.39)%       (1.13)%    (2.91)%     5.58%
 December 31, 1993...........  0.27%(11) 0.26%(12) (0.04)%(13) (0.25)%(14)  6.84%(15)    2.68%(16)  1.99% (15)  0.73% (14)
OPTIONS VIP
For the six months ended:
 June 30, 1997............... 12.50%       1.86%     1.76%     10.70%        10.82%        13.06%      6.96%     15.59%
For the year ended:
 December 31, 1996........... 10.93% (19)  1.46%(20) 3.56%(19) 0.55%(21)    6.23%(22)    5.32%(23)  3.12% (23)  7.23% (23)

--------------------------------------------------------------------------------

                                         SCUDDER                           DREYFUS        DREYFUS         DREYFUS
                            SCUDDER     GROWTH AND        SCUDDER           ZERO         GROWTH AND      SOCIALLY
                             BOND         INCOME       INTERNATIONAL     COUPON 2000       INCOME       RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
MARKET STREET VIP
For the six months ended:
 June 30, 1997.............     --            --              --               --              --             --
For the year ended:
 December 31, 1996.........     --            --              --               --              --             --
 December 31, 1995.........     --            --              --               --              --             --
 December 31, 1994.........     --            --              --               --              --             --
 December 31, 1993.........     --            --              --               --              --             --
 December 31, 1992.........     --            --              --               --              --             --
MARKET STREET VIP/2
For the six months ended:
 June 30, 1997.............   2.35%        17.74%          13.32%            1.42%           8.47%         15.52%
For the year ended:
 December 31, 1996.........   1.05%        20.14%          12.89%            0.85%          18.76%         19.23%
 December 31, 1995.........  16.53%        12.80%(6)        5.91%(7)        16.31%          25.82%(7)      10.39%(8)
 December 31, 1994.........  (6.10)%          --              --            (5.24)%            --             --
 December 31, 1993.........   0.32%(15)       --              --             0.12%(18)         --             --
OPTIONS VIP
For the six months ended:
 June 30, 1997.............     --            --              --               --              --             --
For the year ended:
 December 31, 1996.........     --            --              --               --              --             --

                                FEDERATED
                                 FUND FOR        FEDERATED
                             U.S. GOVERNMENT      UTILITY
                              SECURITIES II       FUND II
------------------------------------------------------------
MARKET STREET VIP
For the six months ended:
 June 30, 1997.............          --               --
For the year ended:
 December 31, 1996.........          --               --
 December 31, 1995.........          --               --
 December 31, 1994.........          --               --
 December 31, 1993.........          --               --
 December 31, 1992.........          --               --
MARKET STREET VIP/2
For the six months ended:
 June 30, 1997.............        2.30%            8.22%
For the year ended:
 December 31, 1996.........        2.44%            9.70%
 December 31, 1995.........        5.30%(9)        12.81%(10)
 December 31, 1994.........          --               --
 December 31, 1993.........          --               --
OPTIONS VIP
For the six months ended:
 June 30, 1997.............          --               --
For the year ended:
 December 31, 1996.........          --               --

The net rate of return was calculated from the date contractholder funds were first allocated to the Subaccount referenced above as follows: (1) July 13, 1992, (2) July 1, 1992, (3) July 21, 1992, (4) July 14, 1992, (5) May 18, 1995,
(6) June 23, 1995, (7) May 30, 1995, (8) July 10, 1995, (9) July 6, 1995, (10)
June 8, 1995, (11) November 1, 1993, (12) October 11, 1993, (13) November 3,
1993, (14) October 27, 1993, (15) November 4, 1993, (16) October 25, 1993, (17)
October 29, 1993 and (18) November 9, 1993, (19) September 9, 1996, (20) August 6, 1996, (21) November 7, 1996, (22) September 12, 1996, (23) September 13,
1996, (24) August 16, 1996, (25) August 7, 1996, (26) August 13, 1996, (27)
September 4, 1996 and (28) August 14, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FIDELITY    FIDELITY                     FIDELITY
    FIDELITY     FIDELITY      ASSET       INDEX        FIDELITY      INVESTMENT      OCC          OCC          OCC
     GROWTH      OVERSEAS     MANAGER       500        CONTRAFUND     GRADE BOND     EQUITY     SMALL CAP     MANAGED
---------------------------------------------------------------------------------------------------------------------
         --           --          --           --            --             --           --           --          --
         --           --          --           --            --             --           --           --          --
         --           --          --           --            --             --           --           --          --
         --           --          --           --            --             --           --           --          --
         --           --          --           --            --             --           --           --          --
         --           --          --           --            --             --           --           --          --
      13.04%          --       10.44%       19.37%        10.86%            --        12.87%       13.85%      13.20%
      12.80%          --       12.70%       20.80%        19.31%            --        21.34%       16.76%      20.75%
      33.49%          --       15.33%       35.29%        17.70%(5)         --        36.93%       13.63%      43.54%
      (1.41)%         --       (7.39)%      (0.36)%          --             --         2.37%       (2.38)%      1.19%
       0.31%(16)      --        4.06%(16)    0.63%(14)       --             --         0.32%(17)     2.33%(16)   0.27%(14)
      13.04%       15.63%      10.44%       19.37%        10.86%          2.10%          --           --          --
       7.45%(24)    7.30%(25)   8.33%(19)   12.43%(26)     9.50%(23)      4.14%(27)      --           --          --

--------------------------------------------------------------------------------

                                                                 AMERICAN
      NEUBERGER        NEUBERGER          NEUBERGER             CENTURY VP          VAN ECK          VAN ECK
      & BERMAN         & BERMAN        & BERMAN LIMITED           CAPITAL          WORLDWIDE        WORLDWIDE
    BALANCED FUND     GROWTH FUND     MATURITY BOND FUND     APPRECIATION FUND     BOND FUND     HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
           --               --                 --                     --                --                --
        10.50%           16.37%              2.25%                 (4.13)%           (1.56)%           (0.99)%
         7.72%(28)       10.31%(25)          2.84%(27)             (2.64)%(27)        2.89%(27)         4.22%(27)

   VAN ECK
  WORLDWIDE            ALGER AMERICAN
   EMERGING                 SMALL
 MARKETS FUND        CAPITALIZATION FUND
-------------  -------------------------
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
        --                     --
     22.02%                 (0.05)%
      3.18%(27)              1.91%(25)




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

SEMI-ANNUAL REPORT

June 30, 1997
--------------------------

PROVIDENTMUTUAL LIFE
AND ANNUITY COMPANY
OF AMERICA, A STOCK LIFE
INSURANCE COMPANY


PROVIDENTMUTUAL VARIABLE
ANNUITY SEPARATE ACCOUNT

MARKET STREET FUND, INC.
--------------------------


[PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA LOGO]

Variable Annuity contracts issued by
Providentmutual are distributed by
1717 Capital Management Company,
Wilmington, DE, a registered broker-dealer.

This Report has been prepared for
contractholders. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus.

PL 506 6.97


---------------
   BULK RATE
  U.S. POSTAGE
      PAID
 WILMINGTON, DE
PERMIT NO. 1387
---------------